GOODWILL AND INTANGIBLE ASSETS (Q3) (Tables)	9 Months Ended	12 Months Ended
	Mar. 31, 2017	Jun. 30, 2016
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of final purchase price allocation
Consideration:
Fair value of total consideration paid in cash	$5,625

Acquisition related costs:	$842

Recognized amounts of identifiable assets acquired and liabilities assumed:

Financial Assets:
Accounts Receivable	3
Finance Receivables	839
Other Current Assets	20
Deferred Income Taxes	18
880

Property, Plant & Equipment	81

Identifiable Intangible Assets:
Developed Technology	639
Customer Relationships	149
Brand	95
Noncompete Agreement	2
Fair Value of Intangible Assets	885

Financial Liabilities
Accrued Liabilities	$(50)

Total identifiable net assets	$1,796

Goodwill	$3,829

Total Fair Value	$5,625

Schedule of intangible asset balances
($ in thousands)	Balance June 30, 2016	Additions/ Adjustments	Amortization	Balance March 31, 2017	Amortization Period
Intangible Assets:
Non-compete agreements	$1	$—	$(1)	$—	2 years
Brand	79	—	(24)	55	3 years
Developed technology	576	—	(96)	480	5 years
Customer relationships	142	—	(11)	131	10 years
Total Intangible Assets	$798	$—	$(132)	$666

Goodwill	$11,703	$(211)	$—	$11,492	Indefinite

	Beginning	Year ended June 30, 2016			Ending
($ in thousands)	Balance	Additions/			Balance	Amortization
	July 1, 2015	Adjustments		Amortization	June 30, 2016	Period
Intangible Assets:
Trademarks - Indefinite	$432	$(432	)(1)	$-	$-	Indefinite
Non-compete agreements	-	2		(1)	1	2 years
Brand	-	95		(16)	79	3 years
Developed technology	-	639		(63)	576	5 years
Customer relationships	-	149		(7)	142	10 years
Total Intangible Assets	$432	$453		$(87)	$798

Goodwill	7,663	4,040		-	11,703	Indefinite

Total Intangible Assets & Goodwill	$8,095	$4,493		$(87)	$12,501

	Beginning	Year ended June 30, 2015		Ending
($ in thousands)	Balance	Additions/		Balance	Amortization
	July 1, 2014	Adjustments	Amortization	June 30, 2015	Period
Intangible assets:
Trademarks - Indefinite	$432	-	-	$432	Indefinite
Total Intangible Assets	$432	$-	$-	$432

Goodwill	7,663	-	-	7,663	Indefinite

Total	$8,095	$-	$-	$8,095

(1)
The Company’s test for impairment of its indefinite-lived trademarks consists of the trademarks: 1) VendingMiser, 2) CoolerMiser, 3) PlugMiser and 4) SnackMiser. As a result of its testing in fiscal years ended June 30, 2015 and 2014 the Company determined that no impairment had occurred. In the testing in fiscal year 2016, the Company determined that the sum of the expected discounted cash flows attributable to the trademarks was less than its carrying value of $432 thousand, and that an impairment write-down was required. The fair value of the trademarks was determined by a method known as “relief from royalty”, in which the fair value is determined by reference to the amount of royalty income the intangible would generate if it were licensed in an arm’s-length transaction. The essential assumptions in a valuation via an income approach are as follows:

•	The related dollar sales volume;
•	The percentage royalty on sales;
•	The adjustment for taxes;
•	The remaining useful economic life;
•	The percentage return on investment; and,
•	The tax amortization benefit.